Fair Value Measurements and Financial Instruments - Fair Value Hierarchy (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Available-for-sale investment (Note 9 and 28)	CAD 0	CAD 33
Recurring
Assets
Total gross assets	102	63
Less: Counterparty netting not offset on the balance sheet	(9)	(6)
Total net assets	93	57
Liabilities
Total gross liabilities	38	83
Less: Counterparty netting not offset on the balance sheet	(9)	(6)
Total net liabilities	29	77
Recurring | Not designated as hedging instrument | Energy contracts subject to regulatory deferral
Assets
Derivative asset	19	7
Liabilities
Derivative liability	26	78
Recurring | Level 1
Assets
Available-for-sale investment (Note 9 and 28)	0	33
Other investments	69	12
Recurring | Level 1 | Not designated as hedging instrument | Energy contracts subject to regulatory deferral
Assets
Derivative asset	1
Liabilities
Derivative liability		1
Recurring | Level 2
Assets
Assets held for sale	0	9
Recurring | Level 2 | Not designated as hedging instrument | Energy contracts subject to regulatory deferral
Assets
Derivative asset	13	2
Liabilities
Derivative liability	21	52
Recurring | Level 2 | Not designated as hedging instrument | Energy contracts not subject to regulatory deferral
Liabilities
Derivative liability	9	0
Recurring | Level 2 | Designated as hedging instrument | Interest rate swaps
Assets
Derivative asset	11	0
Liabilities
Derivative liability	3	5
Recurring | Level 3 | Not designated as hedging instrument | Energy contracts subject to regulatory deferral
Assets
Derivative asset	5	5
Liabilities
Derivative liability	5	25
Recurring | Level 3 | Not designated as hedging instrument | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	CAD 3	CAD 2